Schedule of Concentration Risk of Total Fleet Gross Accounts Receivable (Detail) - Gross Accounts Receivable - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	24.70%	25.30%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	13.90%	12.60%
Customer C
Concentration Risk [Line Items]
Percentage of lease rental income	11.30%	19.10%